Note Payable	6 Months Ended
Jun. 30, 2021
Note Payable [Abstract]
Note Payable

Note 7. Note Payable

Paycheck Protection Program Loan

In March 2021, World Energy entered into a Promissory Note (the “PPP Note”) with Boston Private Bank & Trust Company as the lender (the “Lender”), pursuant to which the Lender agreed to make a loan to the Company under the Paycheck Protection Program (the "PPP Loan") offered by the U.S. Small Business Administration (the “SBA”) in a principal amount of $507 pursuant to Title 1 of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan proceeds may be forgiven provided that the proceeds are used by the Company to pay for eligible payroll costs, including salaries, commissions, and similar compensation, group health care benefits, and paid leaves; rent; utilities; and interest on certain other outstanding debt. At June 30, 2021 the PPP loan was included in long term debt, net of current portion, within the condensed consolidated balance sheet. This loan was forgiven by the SBA during July 2021.